Repo and Reverse Repo Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Residual Values of Assets

The residual values of assets transferred under repo transactions as of December 31, 2018 and 2017 and January 1, 2017 are detailed below:

Repo Transactions:

	Nominal Value	Book Value
December 31, 2018	—	—
December 31, 2017	4,100,000,000	4,945,864
January 1, 2017	—	—

Reverse Repo Transactions:

	Nominal Value	Book Value
December 31, 2018	—	—
December 31, 2017	—	—
January 1, 2017	600,000,000	1,088,747